SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.4%
	Alabama — 7.6%
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series D-1, 5.50% due 6/1/2049 (put 2/1/2029)	$150,000	$ 160,069
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 12/1/2030	250,000	267,345
	Arizona — 2.7%
[a]	Chandler (Intel Corp.) IDA AMT, 4.10% due 12/1/2037 (put 6/15/2028)	150,000	153,340
	California — 2.9%
	California Municipal Finance Authority (Greenfield Commons Eah LP; Collateralized: FNMA), Series A, 5.28% due 9/1/2046	150,000	166,013
	Connecticut — 2.7%
	Connecticut Housing Finance Authority, Series B, 4.65% due 11/15/2048	150,000	153,333
	Florida — 9.9%
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	100,000	101,780
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	150,000	155,066
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2035	150,000	151,540
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2042	150,000	152,344
	Georgia — 2.8%
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series B, 5.00% due 7/1/2053 (put 3/1/2030)	150,000	159,317
	Illinois — 2.7%
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028	150,000	151,877
	Iowa — 2.8%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	150,000	155,388
	Kansas — 2.7%
	Kansas Independent College Finance Authority (Ottawa University), Series B, 7.30% due 5/1/2024	150,000	151,344
	Kentucky — 5.5%
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	150,000	153,920
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 5.00% due 10/1/2033	150,000	158,067
	Michigan — 5.0%
	City of Detroit GO, Series C, 6.00% due 5/1/2043	250,000	279,272
	New Hampshire — 3.2%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	175,000	178,807
	New Mexico — 7.3%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	250,000	246,289
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	150,000	163,253
	New York — 2.3%
	Metropolitan Transportation Authority, Series B, 5.00% due 11/15/2038	130,000	130,036
	Pennsylvania — 2.8%
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2031	145,000	155,323
	South Dakota — 2.8%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	156,637
	Tennessee — 2.7%
	Tennessee HDA, Series 2A, 4.70% due 7/1/2053	150,000	149,576
	Texas — 13.5%
	Clifton Higher Education Finance Corp. (YES Prep Public Schools, Inc.; Insured: PSF-GTD), 4.25% due 4/1/2048	150,000	151,505
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	150,000	150,274
[a]	Mission Economic Development Corp. (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 6/1/2048 (put 6/3/2024)	150,000	150,046
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	150,000	160,931
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	150,000	150,570
	Utah — 2.7%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2049	150,000	154,923
	Virginia — 3.6%
	Virginia HDA, Series D, 4.70% due 8/1/2048	200,000	204,041
	Washington — 4.7%
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series B-1, 4.75% due 7/1/2027	155,000	155,115
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	100,000	109,663
	West Virginia — 4.5%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series A, 4.70% due 4/1/2036 (put 6/17/2026)	250,000	252,388
	Total Long-Term Municipal Bonds — 97.4% (Cost $5,361,050)		5,489,392
	Total Investments — 97.4% (Cost $5,361,050)		$5,489,392

SCHEDULE OF INVESTMENTS, Continued
Thornburg Municipal Managed Account Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
Other Assets Less Liabilities — 2.6%		145,737
Net Assets — 100.0%		$5,635,129

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $211,443, representing 3.75% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
PSF-GTD	Guaranteed by Permanent School Fund

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Municipal Managed Account Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.